Employee Benefits (Tables)	9 Months Ended
Sep. 30, 2019
Successor [Member]
Schedule of Components of Net Periodic Benefit Cost

The Components of net period benefit cost were as follows (in thousands):

	Period from January 1, 2019 to September 30, 2019	Period from June 7, 2018 to September 30, 2018	Period from January 1, 2018 to June 6, 2018
	Successor (NESR)		Predecessor (NPS)
Service Cost	$2,255	$1,153	$866
Interest Cost	551	208	168
Other	77	70	375
Net Cost	$2,883	$1,431	$1,409

	Period from July 1, 2019 to September 30, 2019	Period from July 1, 2018 to September 30, 2018
	Successor (NESR)
Service Cost	$815	$964
Interest Cost	375	178
Other	22	81
Net Cost	$1,212	$1,223